Stock-Based Compensation - 2012 Stock Option Plan and 2012 Stock Incentive Plan - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Numbers of options outstanding		8,159,577
Options outstanding, weighted-average exercise price per share		$ 41.41
2012 Stock Option and 2012 Incentive Plan [Member]
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Numbers of options outstanding	8,246,577
Options outstanding, weighted-average exercise price per share	$ 41.34
Numbers of options vested	8,093,077
Vested weighted-average exercise price per share	$ 41.48
Aggregate intrinsic value of options outstanding	$ 24.9	$ 18.9
Aggregate intrinsic value of options vested or expected to vest	24.9	18.9
Aggregate intrinsic value of options exercisable	24.1	18.6
Weighted-average remaining contractual life of options exercisable	9 years 6 months	9 years 8 months 27 days
Unvested restricted stock unit awards	41,713
Unvested restricted stock unit awards with weighted-average grant date fair value per share	$ 36.69
Stock-based compensation expense	0.2
2012 Stock Option and 2012 Incentive Plan [Member] | Straight Line [Member]
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options	1.2
Unrecognized compensation expense with weighted-average period	3 years 9 months 4 days
2012 Stock Option and 2012 Incentive Plan [Member] | Restricted stock units awards [Member]
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award [Line Items]
Unrecognized compensation expense related to unvested options	$ 1.1
Unrecognized compensation expense with weighted-average period	3 years 22 days